Other Receivables, Net - Schedule of Other Receivables, Net (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Schedule of Other Receivables, Net [Abstract]
Other receivables	$ 994,778	$ 128,040	$ 434,088	$ 55,468		$ 452,040
Less: Provision for credit losses	(57,135)	(7,354)	(729)	(94)	$ (55,467)	(151,916)	$ (19,412)	$ (80,997)
Total Other receivables, net	$ 937,643	$ 120,686	$ 433,359	$ 55,375		$ 312,124